T. ROWE PRICE Extended Equity Market Index Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 0.5%
AST SpaceMobile (1)(2) 18,900 189
Bandwidth, Class A (1) 3,400 110
Cogent Communications Holdings  7,300 484
EchoStar, Class A (1) 16,044 391
Frontier Communications Parent (1) 29,900 827
Globalstar (1)(2) 36,400 54
IDT, Class B (1) 6,042 206
Iridium Communications (1) 14,918 601
Liberty Global, Class A (1) 25,434 649
Liberty Global, Class C (1) 51,328 1,330
Liberty Latin America, Class A (1) 14,129 137
Liberty Latin America, Class C (1) 30,238 290
5,268
Entertainment 1.1%
AMC Entertainment Holdings, Class A (1)(2) 79,800 1,966
Chicken Soup For The Soul Entertainment (1)(2) 12,000 96
Cinemark Holdings (1)(2) 21,813 377
Liberty Media-Liberty Formula One, Class A (1) 5,087 321
Liberty Media-Liberty Formula One, Class C (1) 36,000 2,514
Lions Gate Entertainment, Class B (1) 24,385 367
Madison Square Garden Entertainment (1) 4,783 398
Madison Square Garden Sports (1) 2,521 452
Playtika Holding (1) 22,800 441
Roku (1) 19,154 2,399
Skillz (1)(2) 17,300 52
Warner Music Group, Class A  21,000 795
World Wrestling Entertainment, Class A (2) 6,000 375
Zynga, Class A (1) 156,937 1,450
12,003
Interactive Media & Services 1.5%
Angi (1) 25,200 143
Bumble, Class A (1) 6,200 180
Cargurus (1) 14,500 615
Cars.com (1) 17,600 254
Eventbrite, Class A (1) 19,500 288
fuboTV (1) 19,300 127
IAC/InterActiveCorp (1) 14,730 1,477
IZEA Worldwide (1) 77,800 129
MediaAlpha, Class A (1)(2) 11,300 187
Pinterest, Class A (1) 87,191 2,146

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Snap, Class A (1) 167,642 6,033
TripAdvisor (1) 18,400 499
TrueCar (1) 79,000 312
Vimeo (1) 24,814 295
Yelp (1) 11,600 396
Ziff Davis (1) 6,200 600
ZoomInfo Technologies (1) 45,081 2,693
16,374
Media 1.2%
Altice USA, Class A (1) 18,900 236
Cable One  840 1,230
Cardlytics (1)(2) 6,034 332
Clear Channel Outdoor Holdings (1) 92,000 318
EW Scripps, Class A (1) 15,345 319
Gray Television  17,400 384
iHeartMedia, Class A (1) 6,700 127
John Wiley & Sons, Class A  7,370 391
Liberty Broadband, Class A (1) 3,275 429
Liberty Broadband, Class C (1) 24,241 3,280
Liberty Media-Liberty SiriusXM, Class A (1) 10,200 466
Liberty Media-Liberty SiriusXM, Class C (1) 21,317 975
Loyalty Ventures (1) 5,700 94
Magnite (1) 17,700 234
Media General, CVR (1)(3) 21,600 2
New York Times, Class A  24,200 1,109
Nexstar Media Group, Class A  5,497 1,036
PubMatic, Class A (1) 6,000 157
Scholastic  11,320 456
Sinclair Broadcast Group, Class A  10,010 280
Sirius XM Holdings  120,787 800
TechTarget (1) 2,200 179
TEGNA  33,210 744
13,578
Wireless Telecommunication Services 0.1%
Gogo (1)(2) 12,500 239
Shenandoah Telecommunications  15,700 370
Telephone & Data Systems  19,600 370
United States Cellular (1) 1,893 57
1,036
Total Communication Services 48,259
CONSUMER DISCRETIONARY 11.1%
Auto Components 0.9%
Adient (1) 17,000 693

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Autoliv  10,700 818
Dana  26,600 467
Dorman Products (1) 4,800 456
Fox Factory Holding (1) 7,200 705
Gentex  25,720 750
Gentherm (1) 6,000 438
Goodyear Tire & Rubber (1) 46,035 658
Horizon Global (1) 23,000 131
LCI Industries  3,900 405
Lear  8,200 1,169
Luminar Technologies (1)(2) 21,600 338
Motorcar Parts of America (1) 9,700 173
Patrick Industries  4,000 241
QuantumScape (1) 36,262 725
Standard Motor Products  8,450 365
Stoneridge (1) 12,600 262
Superior Industries International (1) 15,200 71
Tenneco, Class A (1) 15,450 283
Veoneer (1) 13,700 506
Visteon (1) 5,200 568
XL Fleet (1) 71,200 142
10,364
Automobiles 0.5%
Canoo (1)(2) 35,900 198
Faraday Future Intelligent Electric (1)(2) 36,400 182
Fisker (1)(2) 8,600 111
Harley-Davidson  25,200 993
Lucid Group (1)(2) 83,204 2,113
Rivian Automotive, Class A (1) 24,929 1,253
Thor Industries (2) 9,200 724
Winnebago Industries  6,520 352
5,926
Distributors 0.0%
Funko, Class A (1) 6,800 117
117
Diversified Consumer Services 0.9%
2U (1) 11,700 155
ADT  25,000 190
Adtalem Global Education (1) 12,200 362
Bright Horizons Family Solutions (1) 11,589 1,538
Carriage Services  6,600 352
Chegg (1) 15,500 562
Coursera (1) 17,600 405
Frontdoor (1) 12,150 363

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Graham Holdings, Class B  400 245
Grand Canyon Education (1) 7,200 699
H&R Block  28,100 732
Houghton Mifflin Harcourt (1) 18,000 378
Laureate Education, Class A  23,200 275
Service Corp International  25,531 1,680
Strategic Education  6,125 407
Stride (1) 8,200 298
Terminix Global Holdings (1) 18,400 840
WW International (1) 14,600 149
XpresSpa Group (1) 60,100 68
9,698
Hotels, Restaurants & Leisure 2.8%
Airbnb, Class A (1) 51,100 8,777
Aramark  38,600 1,451
Bally's (1) 5,100 157
BJ's Restaurants (1) 6,133 174
Bloomin' Brands (2) 11,900 261
Boyd Gaming  11,800 776
Brinker International (1) 9,979 381
Canterbury Park Holding  20,681 455
Cheesecake Factory (1) 5,840 232
Choice Hotels International  4,400 624
Churchill Downs  5,600 1,242
Chuy's Holdings (1) 6,100 165
Cracker Barrel Old Country Store  1,500 178
Dave & Buster's Entertainment (1) 6,800 334
Denny's (1) 23,700 339
Dine Brands Global  4,600 359
DraftKings, Class A (1)(2) 57,900 1,127
Everi Holdings (1) 20,600 433
Golden Nugget Online Gaming (1) 18,600 132
Hilton Grand Vacations (1) 14,910 775
Hyatt Hotels, Class A (1) 5,600 535
Jack in the Box  4,600 430
Marriott Vacations Worldwide  6,879 1,085
Papa John's International  5,740 604
Planet Fitness, Class A (1) 13,626 1,151
Red Robin Gourmet Burgers (1) 11,700 197
Red Rock Resorts, Class A  9,700 471
Rush Street Interactive (1)(2) 28,800 209
Scientific Games (1) 14,830 871
SeaWorld Entertainment (1) 10,500 782
Shake Shack, Class A (1) 4,200 285
Six Flags Entertainment (1) 9,800 426

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Texas Roadhouse  9,400 787
Travel + Leisure  16,600 962
Vail Resorts  7,400 1,926
Wendy's  33,140 728
Wingstop  5,400 634
Wyndham Hotels & Resorts  14,800 1,253
31,708
Household Durables 0.9%
Cavco Industries (1) 1,800 434
Flexsteel Industries  2,900 56
GoPro, Class A (1) 25,500 217
Helen of Troy (1)(2) 3,700 725
Hovnanian Enterprises, Class A (1) 1,684 100
Installed Building Products  4,100 346
iRobot (1) 4,900 311
KB Home  15,000 486
La-Z-Boy  9,950 262
Leggett & Platt  12,070 420
LGI Homes (1)(2) 3,937 385
Lovesac (1) 3,400 184
M/I Homes (1) 5,670 251
MDC Holdings  4,962 188
Meritage Homes (1) 6,800 539
Skyline Champion (1) 8,500 466
Sonos (1) 12,700 358
Taylor Morrison Home (1) 17,000 463
Tempur Sealy International  29,400 821
Toll Brothers  20,020 941
TopBuild (1) 5,400 979
Tri Pointe Homes (1) 22,800 458
Tupperware Brands (1)(2) 22,320 434
Universal Electronics (1) 7,300 228
Vuzix (1)(2) 18,600 123
10,175
Internet & Direct Marketing Retail 0.6%
1-800-Flowers.com, Class A (1) 9,068 116
CarParts.com (1) 17,600 118
Chewy, Class A (1)(2) 6,941 283
DoorDash, Class A (1) 24,718 2,897
Groupon (1)(2) 6,700 129
Overstock.com (1)(2) 7,300 321
PetMed Express (2) 10,600 273
Porch Group (1)(2) 17,500 121
Poshmark, Class A (1) 13,600 172
Qurate Retail, Series A  61,400 292

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RealReal (1)(2) 25,600 186
Revolve Group (1) 5,700 306
Shutterstock  2,800 261
Stitch Fix, Class A (1) 12,700 128
Wayfair, Class A (1)(2) 12,500 1,385
6,988
Leisure Products 0.6%
Acushnet Holdings  5,075 204
Brunswick  10,600 857
Callaway Golf (1)(2) 17,500 410
Genius Brands International (1)(2) 135,100 138
Malibu Boats, Class A (1) 4,300 249
Marine Products  8,600 99
Mattel (1) 62,139 1,380
Peloton Interactive, Class A (1) 46,850 1,238
Polaris  8,740 921
YETI Holdings (1) 13,500 810
6,306
Multiline Retail 0.4%
Big Lots (2) 7,600 263
Dillard's, Class A  800 215
Franchise Group  5,600 232
Kohl's  23,100 1,396
Macy's  48,200 1,174
Nordstrom (2) 4,800 130
Ollie's Bargain Outlet Holdings (1) 12,400 533
3,943
Specialty Retail 2.2%
Aaron's  10,567 212
Abercrombie & Fitch, Class A (1)(2) 13,400 429
Academy Sports & Outdoors  8,600 339
American Eagle Outfitters (2) 30,180 507
Asbury Automotive Group (1) 3,440 551
AutoNation (1) 6,700 667
Boot Barn Holdings (1) 5,300 502
Burlington Stores (1) 10,900 1,986
Caleres  10,230 198
Carvana (1) 14,165 1,690
Conn's (1)(2) 10,100 156
Dick's Sporting Goods (2) 10,100 1,010
Express (1) 62,000 221
Five Below (1) 8,600 1,362
Floor & Decor Holdings, Class A (1) 18,994 1,539
Foot Locker  16,503 489

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GameStop, Class A (1)(2) 8,801 1,466
Gap  16,000 225
Genesco (1) 5,100 324
Group 1 Automotive  2,800 470
Guess?  8,920 195
Hibbett  3,800 168
Leslie's (1)(2) 26,100 505
Lithia Motors  4,800 1,441
Monro  7,100 315
Murphy USA  3,900 780
National Vision Holdings (1)(2) 14,022 611
ODP (1) 7,757 356
Party City Holdco (1)(2) 21,900 78
Penske Automotive Group  1,408 132
Petco Health & Wellness (1)(2) 22,800 446
Rent-A-Center  7,450 188
RH (1) 2,900 946
Sally Beauty Holdings (1) 20,200 316
Signet Jewelers  9,400 683
Sleep Number (1) 4,700 238
Sonic Automotive, Class A  6,120 260
Sportsman's Warehouse Holdings (1) 9,400 100
Urban Outfitters (1) 12,700 319
Victoria's Secret (1) 9,200 473
Vroom (1)(2) 45,600 121
Williams-Sonoma  11,700 1,696
24,710
Textiles, Apparel & Luxury Goods 1.3%
Capri Holdings (1) 28,198 1,449
Carter's  7,000 644
Columbia Sportswear  3,462 313
Crocs (1) 9,200 703
Deckers Outdoor (1) 4,400 1,205
Fossil Group (1) 13,900 134
G-III Apparel Group (1) 9,000 243
Hanesbrands  37,199 554
Kontoor Brands (2) 8,300 343
Lululemon Athletica (1) 18,700 6,830
Movado Group  9,500 371
Oxford Industries  4,300 389
Skechers USA, Class A (1) 21,900 893
Steven Madden  12,050 466
Superior Group  2,800 50
Vera Bradley (1) 19,300 148

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wolverine World Wide  15,400 347
15,082
Total Consumer Discretionary 125,017
CONSUMER STAPLES 2.8%
Beverages 0.5%
Boston Beer, Class A (1) 1,900 738
Celsius Holdings (1) 6,100 337
Coca-Cola Consolidated  1,100 546
Keurig Dr Pepper  113,363 4,296
National Beverage  1,696 74
Willamette Valley Vineyards (1) 10,850 98
6,089
Food & Staples Retailing 0.7%
Albertsons, Class A  10,100 336
Andersons  5,200 261
BJ's Wholesale Club Holdings (1) 25,400 1,717
Casey's General Stores  6,200 1,229
Chefs' Warehouse (1) 7,300 238
Grocery Outlet Holding (1)(2) 6,132 201
Ingles Markets, Class A  3,500 312
Performance Food Group (1) 17,168 874
PriceSmart  3,450 272
Rite Aid (1)(2) 17,400 152
SpartanNash  11,600 383
Sprouts Farmers Market (1) 17,200 550
U.S. Foods Holding (1) 33,500 1,261
United Natural Foods (1) 9,900 409
8,195
Food Products 1.1%
B&G Foods  10,800 291
Beyond Meat (1)(2) 4,000 193
Bunge  19,602 2,172
Calavo Growers  9,700 354
Cal-Maine Foods  7,900 436
Darling Ingredients (1) 26,700 2,146
Farmer Bros. (1) 12,800 91
Flowers Foods  25,383 653
Fresh Del Monte Produce  5,900 153
Freshpet (1)(2) 8,138 835
Hain Celestial Group (1) 9,900 341
Hostess Brands (1) 28,100 617
Ingredion  8,500 741
John B. Sanfilippo & Son  5,300 442

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lancaster Colony  3,465 517
Post Holdings (1) 10,685 740
Sanderson Farms  2,340 439
Seaboard  50 210
Simply Good Foods (1) 8,227 312
Tattooed Chef (1)(2) 18,700 235
TreeHouse Foods (1) 11,343 366
Utz Brands (2) 23,100 341
Vital Farms (1) 10,200 126
12,751
Household Products 0.1%
Central Garden & Pet, Class A (1) 7,900 322
Energizer Holdings  9,250 285
Spectrum Brands Holdings  2,011 178
WD-40  2,500 458
1,243
Personal Products 0.3%
Beauty Health (1) 8,500 143
BellRing Brands (1) 13,546 313
Coty, Class A (1) 56,200 505
Edgewell Personal Care  8,050 295
Herbalife Nutrition (1) 15,900 483
Inter Parfums  4,600 405
LifeMD (1)(2) 18,900 67
Lifevantage (1) 25,900 123
Medifast  2,200 376
Nu Skin Enterprises, Class A  8,600 412
USANA Health Sciences (1) 1,700 135
Veru (1)(2) 23,300 112
3,369
Tobacco 0.1%
22nd Century Group (1)(2) 63,100 146
Universal  8,592 499
Vector Group  22,482 271
916
Total Consumer Staples 32,563
ENERGY 4.0%
Energy Equipment & Services 0.8%
Archrock  38,867 359
Cactus, Class A  11,000 624
ChampionX (1) 38,300 938
DMC Global (1) 6,300 192
Exterran (1) 24,300 151

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Helmerich & Payne  19,400 830
Liberty Oilfield Services, Class A (1) 20,800 308
Mammoth Energy Services (1) 18,000 38
Nabors Industries (1) 2,400 367
Newpark Resources (1) 67,100 246
NOV  66,100 1,296
Oceaneering International (1) 28,300 429
Patterson-UTI Energy  52,700 816
Solaris Oilfield Infrastructure, Class A  30,400 343
TechnipFMC (1) 17,756 138
TETRA Technologies (1) 48,500 199
Transocean (1)(2) 126,800 579
Valaris (1) 7,100 369
Weatherford International (1) 7,600 253
8,475
Oil, Gas & Consumable Fuels 3.2%
Adams Resources & Energy  3,341 129
Aemetis (1) 11,900 151
Antero Midstream  63,600 691
Antero Resources (1) 26,253 802
California Resources  11,200 501
Callon Petroleum (1) 7,000 414
Camber Energy (1)(2) 156,777 133
Centennial Resource Development, Class A (1) 40,400 326
Centrus Energy, Class A (1) 4,200 142
Cheniere Energy  37,800 5,241
Chesapeake Energy (2) 11,300 983
Civitas Resources  8,300 496
CNX Resources (1) 35,300 731
Continental Resources  13,900 852
Crescent Energy, Class A (2) 8,820 153
CVR Energy  13,600 347
Denbury (1) 10,200 801
Dorian LPG  16,200 235
DT Midstream  11,600 629
EQT  51,600 1,776
Equitrans Midstream  74,700 630
Green Plains (1) 9,000 279
HF Sinclair (1) 17,177 685
International Seaways  9,400 170
Kosmos Energy (1) 98,100 705
Magnolia Oil & Gas, Class A  38,600 913
Matador Resources  21,600 1,144
Murphy Oil  30,260 1,222
New Fortress Energy (2) 10,100 430

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ovintiv  45,500 2,460
PDC Energy  19,700 1,432
Peabody Energy (1) 17,000 417
Range Resources (1) 43,400 1,318
Renewable Energy Group (1) 6,100 370
REX American Resources (1) 2,350 234
Ring Energy (1)(2) 19,100 73
SandRidge Energy (1) 19,300 309
SM Energy  21,000 818
Southwestern Energy (1) 133,500 957
Talos Energy (1) 16,700 264
Targa Resources  38,000 2,868
Tellurian (1) 77,400 410
Texas Pacific Land  850 1,149
Uranium Energy (1)(2) 71,200 327
World Fuel Services  15,300 414
35,531
Total Energy 44,006
FINANCIALS 14.8%
Banks 5.2%
1st Source  6,295 291
Ameris Bancorp  9,100 399
Arrow Financial  208 7
Associated Banc-Corp  28,827 656
Atlantic Union Bankshares  14,747 541
Banc of California  13,700 265
BancFirst  5,039 419
Bancorp (1) 12,300 348
Bank of Hawaii  8,166 685
Bank OZK  18,700 799
BankUnited  16,018 704
Banner  8,971 525
Berkshire Hills Bancorp  14,700 426
BOK Financial  4,560 428
Brookline Bancorp  22,331 353
Cadence Bank  31,675 927
Cathay General Bancorp  7,556 338
City Holding  3,950 311
Columbia Banking System  10,450 337
Commerce Bancshares  17,633 1,262
Community Bank System  9,628 675
ConnectOne Bancorp  9,083 291
Cullen/Frost Bankers  8,850 1,225
CVB Financial  26,706 620

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dime Community Bancshares  7,700 266
East West Bancorp  19,200 1,517
Eastern Bankshares  29,000 625
First Bancorp North Carolina  10,375 433
First BanCorp Puerto Rico  31,300 411
First Busey  11,729 297
First Citizens BancShares, Class A  1,924 1,281
First Commonwealth Financial  17,900 271
First Community Bankshares  8,000 226
First Financial  7,950 344
First Financial Bancorp  13,000 300
First Financial Bankshares  23,176 1,023
First Hawaiian  23,800 664
First Horizon  81,106 1,905
First Interstate BancSystem, Class A  11,542 424
First Merchants  11,013 458
First United  7,811 176
Flushing Financial  11,725 262
FNB  39,132 487
Fulton Financial  30,802 512
German American Bancorp  7,533 286
Glacier Bancorp  15,512 780
Hancock Whitney  12,400 647
Hilltop Holdings  12,398 365
Home BancShares  28,776 650
HomeStreet  7,115 337
Hope Bancorp  25,700 413
Independent Bank  10,367 847
Independent Bank Group  5,600 399
International Bancshares  8,002 338
Investors Bancorp  28,200 421
Live Oak Bancshares  6,400 326
Macatawa Bank  21,900 197
MVB Financial  4,000 166
National Bank Holdings, Class A  9,000 363
NBT Bancorp  11,093 401
Nicolet Bankshares (1) 3,400 318
Northrim BanCorp  4,825 210
Northwest Bancshares  37,179 502
OceanFirst Financial  16,200 326
OFG Bancorp  16,400 437
Old National Bancorp  53,448 875
Pacific Premier Bancorp  15,900 562
PacWest Bancorp  19,012 820
Park National  2,440 321
Peapack-Gladstone Financial  6,557 228

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Peoples Bancorp  11,801 369
Pinnacle Financial Partners  13,249 1,220
Popular  15,130 1,237
Preferred Bank  5,259 390
Prosperity Bancshares  13,960 969
Renasant  10,652 356
S&T Bancorp  12,100 358
Sandy Spring Bancorp  11,930 536
Seacoast Banking  11,639 408
ServisFirst Bancshares  8,300 791
Silvergate Capital, Class A (1) 4,000 602
Simmons First National, Class A  15,510 407
Southside Bancshares  8,690 355
SouthState  13,616 1,111
Stock Yards Bancorp  7,181 380
Synovus Financial  23,084 1,131
Texas Capital Bancshares (1) 9,000 516
Tompkins Financial  4,517 354
Towne Bank  15,200 455
TriCo Bancshares  7,300 292
Trustmark  13,000 395
UMB Financial  7,312 710
Umpqua Holdings  34,002 641
United Bankshares  23,300 813
United Community Banks  17,396 605
Univest Financial  10,000 268
Valley National Bancorp  68,816 896
Veritex Holdings  9,000 344
Washington Trust Bancorp  4,500 236
Webster Financial  27,438 1,540
WesBanco  14,042 482
West BanCorp  10,200 278
Westamerica BanCorp  5,346 323
Western Alliance Bancorp  17,319 1,434
Wintrust Financial  5,400 502
57,953
Capital Markets 3.7%
Affiliated Managers Group  6,600 930
Ares Management, Class A  23,400 1,901
Artisan Partners Asset Management, Class A  9,800 386
BGC Partners, Class A  92,700 408
Blackstone Group  105,588 13,403
Blue Owl Capital (2) 28,500 361
Carlyle Group  18,000 880
Cohen & Steers  3,200 275

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Coinbase Global, Class A (1) 4,300 816
Cowen, Class A (2) 7,724 209
Donnelley Financial Solutions (1) 9,375 312
Evercore, Class A  6,000 668
Federated Hermes  15,700 535
Focus Financial Partners, Class A (1) 6,800 311
Hamilton Lane, Class A  5,200 402
Houlihan Lokey  7,715 677
Interactive Brokers Group, Class A  14,400 949
Janus Henderson Group  26,328 922
Jefferies Financial Group  30,847 1,013
KKR  91,437 5,346
Lazard, Class A  19,800 683
LPL Financial Holdings  11,900 2,174
Moelis, Class A  10,000 470
Morningstar  3,300 902
Open Lending, Class A (1) 7,900 149
Piper Sandler  2,950 387
PJT Partners, Class A  4,800 303
SEI Investments  15,956 961
StepStone Group, Class A  4,477 148
Stifel Financial  16,329 1,109
StoneX Group (1) 5,081 377
Tradeweb Markets, Class A  15,608 1,372
U.S. Global Investors, Class A  26,700 139
Virtu Financial, Class A  14,596 543
Virtus Investment Partners  1,832 440
40,861
Consumer Finance 0.9%
Ally Financial  45,625 1,984
Credit Acceptance (1)(2) 1,200 661
Encore Capital Group (1) 5,000 314
Enova International (1) 8,639 328
EZCORP, Class A (1) 52,900 320
FirstCash Holdings  7,938 558
Green Dot, Class A (1) 9,800 269
LendingClub (1) 17,200 271
LendingTree (1) 2,825 338
Navient  20,000 341
Nelnet, Class A  3,322 282
OneMain Holdings  12,200 578
PRA Group (1) 11,350 512
PROG Holdings (1) 13,535 389
SLM  50,200 922
SoFi Technologies (1)(2) 94,894 897

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Upstart Holdings (1)(2) 7,400 807
9,771
Diversified Financial Services 0.7%
Apollo Global Management  57,699 3,577
Cannae Holdings (1) 15,800 378
Equitable Holdings  67,762 2,095
FlexShopper (1) 27,700 47
Jackson Financial, Class A (2) 7,517 332
Voya Financial (2) 20,300 1,347
7,776
Insurance 2.7%
Alleghany (1) 1,818 1,540
Ambac Financial Group (1) 21,500 224
American Equity Investment Life Holding  11,000 439
American Financial Group  9,310 1,356
American National Group  1,000 189
Arch Capital Group (1) 51,600 2,499
Argo Group International Holdings  8,722 360
Assured Guaranty  12,600 802
Axis Capital Holdings  15,073 911
Brighthouse Financial (1) 11,700 604
BRP Group, Class A (1) 12,000 322
CNA Financial  3,500 170
CNO Financial Group  18,700 469
eHealth (1) 7,918 98
Enstar Group (1) 2,500 653
Erie Indemnity, Class A  2,007 354
Fidelity National Financial  39,731 1,940
First American Financial  15,430 1,000
Genworth Financial, Class A (1) 95,600 361
GoHealth, Class A (1)(2) 8,500 10
Goosehead Insurance, Class A  3,500 275
Hanover Insurance Group  7,520 1,124
Horace Mann Educators  7,210 302
James River Group Holdings  7,500 186
Kemper  11,150 630
Kinsale Capital Group  1,918 437
Lemonade (1)(2) 2,100 55
Markel (1) 1,979 2,920
MBIA (1) 16,300 251
Mercury General  4,000 220
National Western Life Group, Class A  1,310 276
Old Republic International  35,393 916
Oscar Health, Class A (1)(2) 18,600 185
Palomar Holdings (1) 4,100 262

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Primerica  6,600 903
ProAssurance  13,640 367
Reinsurance Group of America  10,420 1,141
RenaissanceRe Holdings  8,995 1,426
RLI  5,000 553
Root, Class A (1)(2) 170,600 336
Safety Insurance Group  5,315 483
Selective Insurance Group  9,600 858
Selectquote (1)(2) 24,300 68
Stewart Information Services  4,480 272
Trupanion (1) 3,400 303
United Fire Group  11,600 360
Unum Group  19,400 611
White Mountains Insurance Group (2) 548 623
30,644
Mortgage Real Estate Investment Trusts 0.9%
ACRES Commercial Realty, REIT (1) 16,332 219
AGNC Investment, REIT  65,474 858
Annaly Capital Management, REIT  185,620 1,307
Apollo Commercial Real Estate Finance, REIT  24,600 343
Arbor Realty Trust, REIT  17,800 303
Ares Commercial Real Estate, REIT (2) 20,600 320
Arlington Asset Investment, Class A, REIT (1)(2) 32,800 114
ARMOUR Residential REIT (2) 20,500 172
Blackstone Mortgage Trust, Class A, REIT  22,200 706
BrightSpire Capital, REIT  31,500 291
Cherry Hill Mortgage Investment, REIT (2) 17,862 138
Chimera Investment, REIT  29,800 359
Dynex Capital, REIT (2) 18,199 295
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2) 14,485 687
Invesco Mortgage Capital, REIT (2) 63,600 145
Ladder Capital, REIT  27,500 326
MFA Financial, REIT  91,800 370
New Residential Investment, REIT  73,750 810
PennyMac Mortgage Investment Trust, REIT (2) 19,300 326
Ready Capital, REIT  13,636 205
Redwood Trust, REIT  22,600 238
Starwood Property Trust, REIT  40,300 974
TPG RE Finance Trust, REIT  19,600 231
Two Harbors Investment, REIT (2) 52,800 292
10,029
Thrifts & Mortgage Finance 0.7%
Axos Financial (1) 8,400 390
Capitol Federal Financial  20,644 225
Essent Group  14,300 589

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Agricultural Mortgage, Class C  3,500 380
Flagstar Bancorp  6,400 271
Kearny Financial  29,937 386
MGIC Investment  49,900 676
Mr Cooper Group (1) 8,885 406
New York Community Bancorp  65,737 705
NMI Holdings, Class A (1) 16,800 346
Ocwen Financial (1) 4,762 113
PennyMac Financial Services  4,965 264
Provident Financial Services  15,318 358
Radian Group  26,958 599
Rocket, Class A  8,400 93
TrustCo Bank  11,310 361
UWM Holdings (2) 49,800 226
Walker & Dunlop  5,000 647
Washington Federal  16,068 527
Western New England Bancorp  16,100 144
WSFS Financial  8,550 399
8,105
Total Financials 165,139
HEALTH CARE 12.3%
Biotechnology 4.7%
4D Molecular Therapeutics (1) 8,800 133
Aadi Bioscience (1)(2) 6,779 115
ACADIA Pharmaceuticals (1) 29,900 724
Adagio Therapeutics (1)(2) 5,800 26
Adamas Pharmaceuticals, CVR (1)(3) 26,000 —
Adamas Pharmaceuticals, CVR (1)(3) 26,000 —
Agenus (1) 79,000 194
Agios Pharmaceuticals (1) 10,700 312
Aldeyra Therapeutics (1) 25,700 114
Alector (1) 13,300 190
Alkermes (1) 27,600 726
Allakos (1)(2) 14,255 81
Allovir (1)(2) 14,000 95
Alnylam Pharmaceuticals (1) 18,200 2,972
Altimmune (1) 12,300 75
Amicus Therapeutics (1) 41,500 393
Anavex Life Sciences (1)(2) 13,100 161
Annovis Bio (1)(2) 6,300 84
Apellis Pharmaceuticals (1) 13,200 671
Arcturus Therapeutics Holdings (1)(2) 5,700 154
Arcus Biosciences (1)(2) 8,800 278
Arrowhead Pharmaceuticals (1) 16,000 736

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Atara Biotherapeutics (1) 7,700 72
Avid Bioservices (1) 12,400 253
Beam Therapeutics (1)(2) 7,800 447
BioCryst Pharmaceuticals (1) 31,200 507
Biohaven Pharmaceutical Holding (1) 9,629 1,142
BioMarin Pharmaceutical (1) 26,590 2,050
Blueprint Medicines (1) 10,000 639
Bridgebio Pharma (1)(2) 14,905 151
C4 Therapeutics (1) 6,400 155
Calyxt (1) 28,100 29
CareDx (1) 9,600 355
Celldex Therapeutics (1) 7,300 249
CEL-SCI (1) 12,800 50
Cerevel Therapeutics Holdings (1) 8,900 312
ChemoCentryx (1) 8,200 206
Clovis Oncology (1)(2) 80,550 163
Coherus Biosciences (1) 16,400 212
Cortexyme (1) 12,500 77
CRISPR Therapeutics (1)(2) 3,300 207
Cullinan Oncology (1) 8,900 93
Curis (1) 28,100 67
Cytokinetics (1) 13,600 501
Denali Therapeutics (1)(2) 12,200 392
Dynavax Technologies (1)(2) 15,400 167
Editas Medicine (1) 5,300 101
Emergent BioSolutions (1) 7,800 320
Enanta Pharmaceuticals (1) 4,500 320
Exact Sciences (1)(2) 24,532 1,715
Exelixis (1) 52,390 1,188
Fate Therapeutics (1) 12,200 473
Forma Therapeutics Holdings (1) 13,700 127
G1 Therapeutics (1)(2) 35,900 273
Generation Bio (1) 20,600 151
Global Blood Therapeutics (1)(2) 22,900 793
Gritstone bio (1) 17,300 71
Halozyme Therapeutics (1) 24,200 965
Heat Biologics (1) 32,570 100
Horizon Therapeutics (1) 33,300 3,504
IGM Biosciences (1)(2) 2,000 53
Inovio Pharmaceuticals (1)(2) 28,600 103
Insmed (1)(2) 25,421 597
Intellia Therapeutics (1) 12,800 930
Intercept Pharmaceuticals (1)(2) 10,131 165
Invitae (1)(2) 13,100 104
Ionis Pharmaceuticals (1) 34,180 1,266
Iovance Biotherapeutics (1) 26,288 438

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ironwood Pharmaceuticals (1) 17,120 215
IVERIC bio (1) 14,700 247
KalVista Pharmaceuticals (1) 10,300 152
Karuna Therapeutics (1) 6,300 799
Karyopharm Therapeutics (1)(2) 11,000 81
Keros Therapeutics (1)(2) 3,100 169
Krystal Biotech (1) 4,200 279
Kymera Therapeutics (1) 7,300 309
Lexicon Pharmaceuticals (1) 39,142 82
Ligand Pharmaceuticals (1) 2,586 291
Lineage Cell Therapeutics (1)(2) 50,200 77
Madrigal Pharmaceuticals (1) 2,822 277
MannKind (1)(2) 50,000 184
MediciNova (1)(2) 22,400 60
Mirati Therapeutics (1) 8,927 734
Morphic Holding (1) 5,900 237
Myovant Sciences (1)(2) 10,900 145
Myriad Genetics (1) 14,280 360
Natera (1) 14,100 574
Neurocrine Biosciences (1) 16,200 1,519
Novavax (1) 11,450 843
Nurix Therapeutics (1)(2) 11,800 165
Ocugen (1) 45,200 149
Olema Pharmaceuticals (1) 18,300 78
OPKO Health (1)(2) 81,986 282
Ovid therapeutics (1) 27,500 86
PMV Pharmaceuticals (1)(2) 12,100 252
Praxis Precision Medicines (1) 17,000 174
Precigen (1)(2) 45,600 96
Protagonist Therapeutics (1) 7,700 182
Prothena (1) 10,618 388
PTC Therapeutics (1) 13,000 485
Qualigen Therapeutics (1)(2) 128,900 85
RAPT Therapeutics (1) 7,200 158
Recursion Pharmaceuticals, Class A (1)(2) 9,900 71
REGENXBIO (1) 11,800 392
Relay Therapeutics (1)(2) 8,100 242
Replimune Group (1) 6,700 114
Rigel Pharmaceuticals (1) 67,800 203
Rocket Pharmaceuticals (1)(2) 11,599 184
Sage Therapeutics (1) 3,600 119
Sana Biotechnology (1)(2) 16,100 133
Sangamo Therapeutics (1) 41,640 242
Sarepta Therapeutics (1) 14,116 1,103
Scholar Rock Holding (1) 8,900 115
Seagen (1) 18,830 2,712

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SELLAS Life Sciences Group (1)(2) 17,100 114
Shattuck Labs (1) 19,300 82
Sorrento Therapeutics (1)(2) 62,487 146
SpringWorks Therapeutics (1)(2) 3,000 169
Syros Pharmaceuticals (1)(2) 75,500 90
TCR2 Therapeutics (1) 34,200 94
TG Therapeutics (1)(2) 22,700 216
Travere Therapeutics (1) 10,200 263
Turning Point Therapeutics (1) 15,900 427
Twist Bioscience (1)(2) 5,400 267
Ultragenyx Pharmaceutical (1) 13,100 951
United Therapeutics (1) 6,900 1,238
Vaxart (1)(2) 29,200 147
VBI Vaccines (1)(2) 67,200 112
Veracyte (1) 6,800 188
Vericel (1) 9,300 355
Verve Therapeutics (1)(2) 3,700 84
Vir Biotechnology (1) 13,500 347
VistaGen Therapeutics (1) 71,400 89
Voyager Therapeutics (1) 23,600 180
Xencor (1) 19,200 512
XOMA (1) 4,634 130
Zentalis Pharmaceuticals (1)(2) 6,000 277
52,809
Health Care Equipment & Supplies 2.4%
AngioDynamics (1) 12,000 259
Artivion (1) 10,250 219
Asensus Surgical (1)(2) 139,400 87
AtriCure (1) 9,700 637
Avanos Medical (1) 9,042 303
Axonics (1) 6,400 401
BioLife Solutions (1) 5,300 120
BioSig Technologies (1)(2) 30,200 35
Butterfly Network (1)(2) 38,800 185
Cardiovascular Systems (1) 12,100 273
Cerus (1) 39,200 215
ClearPoint Neuro (1) 8,400 87
CONMED  4,950 735
CryoPort (1)(2) 8,000 279
Envista Holdings (1) 23,500 1,145
Figs, Class A (1) 1,800 39
Glaukos (1) 8,600 497
Globus Medical, Class A (1) 11,300 834
Haemonetics (1) 5,500 348
Heska (1)(2) 2,200 304

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ICU Medical (1) 3,100 690
Inari Medical (1) 5,200 471
Inogen (1) 5,700 185
Insulet (1) 10,600 2,824
Integer Holdings (1) 5,350 431
Integra LifeSciences Holdings (1) 11,000 707
Invacare (1)(2) 55,300 78
iRhythm Technologies (1) 7,336 1,155
Lantheus Holdings (1) 12,800 708
LivaNova (1) 8,400 687
Lucira Health (1) 17,400 62
Masimo (1) 7,800 1,135
Meridian Bioscience (1) 7,075 184
Merit Medical Systems (1) 6,806 453
Mesa Laboratories (2) 900 229
Milestone Scientific (1)(2) 36,700 56
Neogen (1) 14,832 457
Nevro (1) 6,346 459
Novocure (1) 12,200 1,011
NuVasive (1) 8,000 454
OraSure Technologies (1) 21,175 144
Ortho Clinical Diagnostics Holdings (1) 15,586 291
Outset Medical (1) 8,500 386
Penumbra (1) 6,300 1,399
Pulmonx (1)(2) 10,100 251
Pulse Biosciences (1)(2) 10,500 51
Quidel (1) 5,400 607
ReShape Lifesciences (1) 69,700 82
Rockwell Medical (1)(2) 192,090 91
SeaSpine Holdings (1) 15,297 186
Senseonics Holdings (1)(2) 83,700 165
Shockwave Medical (1) 5,900 1,223
Silk Road Medical (1) 10,000 413
STAAR Surgical (1) 8,100 647
Tactile Systems Technology (1) 4,750 96
Tandem Diabetes Care (1) 10,100 1,175
Zimvie (1) 11,300 258
26,903
Health Care Providers & Services 1.8%
1Life Healthcare (1) 6,400 71
Acadia Healthcare (1) 16,900 1,108
Accolade (1) 12,100 213
AdaptHealth (1) 4,300 69
AlerisLife (1) 17,400 37
Amedisys (1) 6,100 1,051

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AMN Healthcare Services (1) 7,305 762
Apollo Medical Holdings (1)(2) 4,700 228
Aveanna Healthcare Holdings (1) 23,100 79
Brookdale Senior Living (1) 39,300 277
Cano Health (1)(2) 32,700 208
Castle Biosciences (1) 6,800 305
Chemed  2,500 1,266
Clover Health Investments (1) 39,527 140
Community Health Systems (1) 24,600 292
CorVel (1) 2,250 379
Covetrus (1) 22,301 374
Encompass Health  13,400 953
Ensign Group  8,800 792
Guardant Health (1)(2) 17,500 1,159
HealthEquity (1) 12,400 836
Hims & Hers Health (1) 39,100 208
LHC Group (1) 5,800 978
MEDNAX (1) 19,500 458
ModivCare (1) 2,500 289
National HealthCare  4,700 330
National Research  5,800 230
Oak Street Health (1)(2) 21,100 567
Option Care Health (1) 16,500 471
Owens & Minor  10,500 462
Patterson  11,719 379
Pennant Group (1) 9,950 185
Premier, Class A  14,800 527
Privia Health Group (1) 8,300 222
Progyny (1) 7,700 396
R1 RCM (1) 11,500 308
RadNet (1) 10,200 228
Select Medical Holdings  21,700 521
Signify Health, Class A (1)(2) 14,500 263
Surgery Partners (1) 4,800 264
Tenet Healthcare (1) 17,200 1,479
Tivity Health (1) 9,200 296
19,660
Health Care Technology 1.1%
CareCloud (1)(2) 23,700 122
Certara (1) 12,500 268
Change Healthcare (1) 24,465 533
Doximity, Class A (1) 8,000 417
Evolent Health, Class A (1) 12,700 410
GoodRx Holdings, Class A (1)(2) 7,500 145
Health Catalyst (1) 7,300 191

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HealthStream (1) 9,300 185
Inspire Medical Systems (1) 5,200 1,335
Multiplan (1)(2) 58,100 272
NextGen Healthcare (1) 16,000 335
Omnicell (1) 6,620 857
Phreesia (1) 8,700 229
Schrodinger (1) 2,500 85
Sharecare (1) 67,200 166
Teladoc Health (1)(2) 27,712 1,999
Veeva Systems, Class A (1) 21,400 4,547
12,096
Life Sciences Tools & Services 1.1%
10X Genomics, Class A (1) 14,300 1,088
23andMe Holding, Class A (1)(2) 20,600 79
Adaptive Biotechnologies (1) 25,700 357
Avantor (1) 91,973 3,111
Azenta  13,000 1,077
Bruker  16,250 1,045
Codexis (1) 13,500 278
Inotiv (1)(2) 5,100 133
Maravai LifeSciences Holdings, Class A (1)(2) 17,700 624
Medpace Holdings (1) 4,800 785
NanoString Technologies (1)(2) 2,900 101
NeoGenomics (1) 20,900 254
Pacific Biosciences of California (1)(2) 36,700 334
Personalis (1)(2) 16,700 137
Quantum-Si (1) 30,000 140
Repligen (1) 7,800 1,467
Seer (1)(2) 10,400 158
Sotera Health (1) 1,600 35
Syneos Health (1) 16,400 1,328
12,531
Pharmaceuticals 1.2%
Aclaris Therapeutics (1) 15,600 269
Aerpio Pharmaceuticals, CVR (1)(2)(3) 101,700 —
Antares Pharma (1) 66,500 273
Arvinas (1) 8,457 569
Atea Pharmaceuticals (1) 19,600 142
Cassava Sciences (1)(2) 6,900 256
Collegium Pharmaceutical (1) 14,800 301
Corcept Therapeutics (1) 5,800 131
Durect (1) 61,600 41
Elanco Animal Health (1) 79,738 2,080
Endo International (1) 39,900 92
Evolus (1) 16,700 187

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fulcrum Therapeutics (1)(2) 11,200 265
Harmony Biosciences Holdings (1) 5,000 243
Harrow Health (1) 15,100 103
Innoviva (1) 17,400 337
Intra-Cellular Therapies (1) 14,600 894
Jazz Pharmaceuticals (1) 7,000 1,090
Lipocine (1) 90,600 124
Nektar Therapeutics (1) 8,560 46
NGM Biopharmaceuticals (1) 14,100 215
Nuvation Bio (1)(2) 18,100 95
Otonomy (1) 61,400 147
Pacira BioSciences (1) 7,100 542
Perrigo  23,803 915
Phibro Animal Health, Class A  9,600 192
Prestige Consumer Healthcare (1) 11,923 631
Reata Pharmaceuticals, Class A (1)(2) 3,900 128
Revance Therapeutics (1)(2) 21,600 421
Royalty Pharma, Class A  47,900 1,866
Supernus Pharmaceuticals (1) 9,900 320
TEVA Pharm, Rights, 2/20/23 (1)(2)(3) 81,200 —
TherapeuticsMD (1) 502,500 191
Xeris Biopharma Holdings, CVR (1)(3) 36,100 —
13,106
Total Health Care 137,105
INDUSTRIALS & BUSINESS SERVICES 13.9%
Aerospace & Defense 1.1%
Aerojet Rocketdyne Holdings (1) 14,410 567
AeroVironment (1) 4,300 405
Astra Space (1)(2) 22,700 88
Axon Enterprise (1) 10,679 1,471
BWX Technologies  13,037 702
Curtiss-Wright  6,300 946
Ducommun (1) 2,900 152
HEICO  4,971 763
HEICO, Class A  10,925 1,386
Hexcel  12,900 767
Kaman  9,033 393
Maxar Technologies  12,000 473
Mercury Systems (1) 7,300 470
Moog, Class A  5,630 494
National Presto Industries  2,100 162
Park Aerospace  11,300 147
Parsons (1) 4,600 178
Spirit AeroSystems Holdings, Class A  14,400 704

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Triumph Group (1) 21,900 554
Vectrus (1) 6,644 238
Virgin Galactic Holdings (1)(2) 18,500 183
Woodward  9,100 1,137
12,380
Air Freight & Logistics 0.2%
Air Transport Services Group (1) 11,300 378
Forward Air  2,500 244
GXO Logistics (1) 16,300 1,163
Hub Group, Class A (1) 3,300 255
2,040
Airlines 0.2%
Allegiant Travel (1) 2,500 406
Frontier Group Holdings (1) 13,300 151
JetBlue Airways (1) 39,200 586
Joby Aviation (1)(2) 27,700 183
SkyWest (1) 11,330 327
Spirit Airlines (1) 18,500 405
Sun Country Airlines Holdings (1) 11,700 306
2,364
Building Products 1.3%
AAON  6,690 373
Advanced Drainage Systems  8,791 1,045
Alpha Pro Tech (1) 16,000 67
Apogee Enterprises  7,700 366
Armstrong Flooring (1) 22,600 32
Armstrong World Industries  8,300 747
AZEK (1) 6,700 166
Builders FirstSource (1) 29,318 1,892
Carlisle  6,320 1,554
Cornerstone Building Brands (1) 12,500 304
CSW Industrials  2,400 282
Gibraltar Industries (1) 6,800 292
Griffon  10,500 210
Hayward Holdings (1) 18,100 301
JELD-WEN Holding (1) 11,900 241
Lennox International  4,990 1,287
Masonite International (1) 3,900 347
Owens Corning  14,700 1,345
PGT Innovations (1) 19,800 356
Resideo Technologies (1) 22,644 540
Simpson Manufacturing  5,600 611
Trex (1) 20,500 1,339
UFP Industries  8,770 677

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zurn Water Solutions  18,600 658
15,032
Commercial Services & Supplies 1.1%
ABM Industries  11,150 513
ACCO Brands  21,900 175
ACV Auctions, Class A (1) 9,500 141
Aurora Innovation (1) 28,397 159
Brady, Class A  11,200 518
Brink's  8,949 609
Casella Waste Systems, Class A (1) 7,375 646
Cimpress (1) 3,800 242
Clean Harbors (1) 7,600 848
CoreCivic (1) 36,996 413
Deluxe  6,700 203
Ennis  20,857 385
GEO Group, REIT (1)(2) 43,395 287
Harsco (1) 15,760 193
Healthcare Services Group  13,850 257
HNI  5,580 207
IAA (1) 20,700 792
Interface  8,600 117
KAR Auction Services (1) 23,600 426
Kimball International, Class B  28,590 242
Matthews International, Class A  7,700 249
MillerKnoll  14,006 484
MSA Safety  5,500 730
Pitney Bowes  57,100 297
Quad/Graphics (1) 16,700 116
Steelcase, Class A  14,559 174
Stericycle (1) 15,900 937
Tetra Tech  7,150 1,179
UniFirst  1,727 318
Viad (1) 6,125 218
12,075
Construction & Engineering 1.0%
AECOM  22,522 1,730
Ameresco, Class A (1) 2,900 230
API Group (1) 23,900 503
Arcosa  9,352 535
Comfort Systems USA  7,406 659
Construction Partners, Class A (1) 6,100 160
Dycom Industries (1) 4,963 473
EMCOR Group  8,760 987
Fluor (1) 28,300 812
Granite Construction  12,325 404

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MasTec (1) 9,750 849
Matrix Service (1) 30,400 250
MDU Resources Group  26,791 714
MYR Group (1) 5,000 470
Primoris Services  11,600 276
Sterling Construction (1) 10,625 285
Valmont Industries  3,500 835
WillScot Mobile Mini Holdings (1) 34,037 1,332
11,504
Electrical Equipment 1.4%
Acuity Brands  5,300 1,003
American Superconductor (1)(2) 24,000 183
Array Technologies (1) 15,400 173
Atkore (1) 7,700 758
AZZ  8,400 405
Blink Charging (1)(2) 3,600 95
Bloom Energy, Class A (1)(2) 26,300 635
ChargePoint Holdings (1)(2) 15,900 316
Encore Wire  3,600 411
EnerSys  4,800 358
Enovix (1) 18,800 268
FTC Solar (1)(2) 24,100 119
FuelCell Energy (1)(2) 33,800 195
GrafTech International  37,100 357
Hubbell  7,733 1,421
LSI Industries  15,525 93
nVent Electric  27,400 953
Orion Energy Systems (1) 21,300 60
Plug Power (1) 84,000 2,403
Regal Rexnord  7,847 1,167
Romeo Power (1)(2) 126,600 189
Sensata Technologies Holding (1) 22,600 1,149
Shoals Technologies Group, Class A (1) 19,446 331
Stem (1)(2) 5,600 62
Sunrun (1) 31,005 942
Sunworks (1) 34,100 86
Thermon Group Holdings (1) 16,900 274
Vertiv Holdings  43,100 603
Vicor (1) 3,300 233
15,242
Machinery 2.6%
AGCO  9,250 1,351
Alamo Group  2,700 388
Albany International, Class A  5,803 489
Allison Transmission Holdings  14,600 573

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Altra Industrial Motion  11,000 428
Astec Industries  4,900 211
Barnes Group  6,200 249
Chart Industries (1) 6,000 1,031
Commercial Vehicle Group (1) 25,000 211
Crane  6,841 741
Desktop Metal, Class A (1)(2) 39,600 188
Donaldson  20,142 1,046
Douglas Dynamics  8,300 287
Enerpac Tool Group  11,000 241
Enovis (1) 24,043 957
EnPro Industries  5,050 494
ESCO Technologies  5,640 394
Evoqua Water Technologies (1) 17,700 832
Federal Signal  10,700 361
Flowserve  5,900 212
Franklin Electric  4,100 340
Graco  21,154 1,475
Greenbrier  6,800 350
Helios Technologies  6,000 482
Hillenbrand  15,100 667
Hurco  5,900 186
Hydrofarm Holdings Group (1)(2) 9,100 138
Hyliion Holdings (1) 59,600 264
Hyster-Yale Materials Handling  1,000 33
ITT  10,800 812
John Bean Technologies  5,972 708
Kadant  1,000 194
Kennametal  15,900 455
Lincoln Electric Holdings  7,180 989
Meritor (1) 5,168 184
Microvast Holdings (1)(2) 32,600 218
Middleby (1) 8,493 1,392
Mueller Industries  7,400 401
Mueller Water Products, Class A  37,943 490
NN (1) 27,400 79
Oshkosh  10,000 1,006
Park-Ohio Holdings  5,400 76
Proterra (1)(2) 31,700 238
Proto Labs (1) 4,900 259
RBC Bearings (1)(2) 4,600 892
Shyft Group  8,300 300
SPX (1) 8,705 430
SPX FLOW (1) 6,305 544
Tennant  4,700 370
Terex  10,200 364

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Timken  12,650 768
Titan International (1) 30,150 444
Toro  15,120 1,293
Trinity Industries  9,658 332
Wabash National  12,400 184
Watts Water Technologies, Class A  3,450 482
Welbilt (1) 22,700 539
29,062
Marine 0.2%
Kirby (1) 11,300 816
Matson  7,350 886
1,702
Professional Services 2.0%
Alight, Class A (1) 22,900 228
ASGN (1) 7,650 893
Booz Allen Hamilton Holding  20,800 1,827
CACI International, Class A (1) 3,900 1,175
CBIZ (1) 11,750 493
Clarivate (1) 48,191 808
CoStar Group (1) 60,132 4,005
CRA International  2,850 240
Dun & Bradstreet Holdings (1) 7,500 131
Exponent  8,100 875
Forrester Research (1) 5,200 293
FTI Consulting (1) 5,495 864
Heidrick & Struggles International  6,558 260
Hill International (1) 33,200 54
Huron Consulting Group (1) 5,500 252
ICF International  3,900 367
Insperity  4,900 492
KBR  21,600 1,182
Kforce  4,856 359
Korn Ferry  9,100 591
ManpowerGroup  7,642 718
ManTech International, Class A  5,301 457
Mastech Digital (1) 11,282 209
Science Applications International  8,771 808
TransUnion  32,639 3,373
TriNet Group (1) 4,200 413
TrueBlue (1) 5,600 162
Upwork (1) 21,800 507
Willdan Group (1) 4,000 123
22,159

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Road & Rail 1.7%
AMERCO  1,300 776
ArcBest  4,200 338
Avis Budget Group (1) 6,751 1,778
Covenant Logistics Group  6,100 131
Heartland Express  5,823 82
Knight-Swift Transportation Holdings  24,592 1,241
Landstar System  5,400 815
Lyft, Class A (1) 35,300 1,356
Marten Transport  8,800 156
Ryder System  6,875 545
Saia (1) 4,400 1,073
TuSimple Holdings, Class A (1) 7,400 90
U.S. Xpress Enterprises, Class A (1) 27,700 108
Uber Technologies (1) 249,000 8,884
USA Truck (1) 8,900 183
Werner Enterprises  7,353 301
XPO Logistics (1) 14,500 1,056
Yellow (1) 17,988 126
19,039
Trading Companies & Distributors 1.1%
Air Lease  21,125 943
Applied Industrial Technologies  6,962 715
Beacon Roofing Supply (1) 6,100 362
BlueLinx Holdings (1) 2,300 165
Boise Cascade  7,500 521
GATX  5,450 672
GMS (1) 7,685 383
H&E Equipment Services  10,400 453
Herc Holdings  4,555 761
Lawson Products (1) 3,900 150
McGrath RentCorp  4,300 365
MRC Global (1) 25,600 305
MSC Industrial Direct, Class A  5,800 494
NOW (1) 39,100 431
Rush Enterprises, Class A  9,200 468
SiteOne Landscape Supply (1) 6,800 1,100
Titan Machinery (1) 6,900 195
Triton International  7,000 491
Univar Solutions (1) 25,800 829
Watsco  4,400 1,341
WESCO International (1) 7,158 932

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Willis Lease Finance (1) 2,700 87
12,163
Total Industrials & Business Services 154,762
INFORMATION TECHNOLOGY 22.2%
Communications Equipment 0.6%
CalAmp (1) 32,000 234
Calix (1) 9,800 420
Ciena (1) 22,000 1,334
CommScope Holding (1) 13,400 106
Comtech Telecommunications  11,660 183
Digi International (1) 14,360 309
Infinera (1)(2) 37,300 323
KVH Industries (1) 7,000 64
Lumentum Holdings (1) 11,960 1,167
NETGEAR (1) 11,400 281
NetScout Systems (1) 9,400 302
Plantronics (1) 10,050 396
Ribbon Communications (1) 49,400 153
Ubiquiti (2) 1,300 378
Viasat (1) 11,600 566
Viavi Solutions (1) 35,800 576
6,792
Electronic Equipment, Instruments & Components 1.7%
Advanced Energy Industries  5,750 495
Aeva Technologies (1) 31,900 138
Arlo Technologies (1) 23,952 212
Arrow Electronics (1) 7,975 946
Avnet  11,150 453
Badger Meter  4,400 439
Belden  9,163 508
Benchmark Electronics  12,200 305
Cognex  27,600 2,129
Coherent (1) 3,500 957
CTS  11,450 405
ePlus (1) 8,800 493
Fabrinet (1) 6,600 694
FARO Technologies (1) 4,800 249
II-VI (1)(2) 16,262 1,179
Insight Enterprises (1) 5,150 553
Intellicheck (1) 19,500 50
Itron (1) 2,900 153
Jabil  17,100 1,056
Kimball Electronics (1) 14,131 282
Knowles (1) 20,700 446

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Littelfuse  4,139 1,032
Luna Innovations (1) 19,200 148
Methode Electronics  7,250 313
MicroVision (1)(2) 24,600 115
National Instruments  18,225 740
Novanta (1) 6,520 928
OSI Systems (1) 3,838 327
PC Connection  4,800 251
Plexus (1) 4,260 348
Powerfleet (1)(2) 15,900 47
Rogers (1) 2,650 720
Sanmina (1) 9,900 400
ScanSource (1) 8,500 296
TD SYNNEX  4,300 444
Velodyne Lidar (1) 69,300 177
Vishay Intertechnology  6,278 123
Vishay Precision Group (1) 7,673 247
Vontier  28,800 731
19,529
IT Services 4.9%
Affirm Holdings (1)(2) 23,493 1,087
BigCommerce Holdings, Series 1 (1) 6,000 131
Block, Class A (1) 76,067 10,315
Bread Financial Holdings  8,000 449
Cloudflare, Class A (1) 41,600 4,979
Concentrix  7,100 1,183
Conduent (1) 58,000 299
CSG Systems International  7,000 445
Euronet Worldwide (1) 9,350 1,217
EVERTEC  12,500 512
Evo Payments, Class A (1) 9,000 208
ExlService Holdings (1) 5,900 845
Fastly, Class A (1) 16,100 280
Genpact  19,800 861
GoDaddy, Class A (1) 24,800 2,076
Grid Dynamics Holdings (1) 7,600 107
Hackett Group  15,300 353
Innodata (1) 21,800 152
Kratos Defense & Security Solutions (1) 28,200 578
LiveRamp Holdings (1) 12,400 464
Marqeta, Class A (1) 16,900 187
Maximus  9,200 690
MoneyGram International (1) 15,300 162
MongoDB (1) 10,961 4,862
Okta (1) 23,074 3,483

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Payoneer Global (1) 60,600 270
Paysign (1) 5,900 12
Perficient (1) 4,800 528
Rackspace Technology (1)(2) 17,800 199
Sabre (1) 26,700 305
Shift4 Payments, Class A (1)(2) 7,300 452
Snowflake, Class A (1) 36,700 8,409
SolarWinds  18,150 242
Switch, Class A  8,700 268
TaskUS, Class A (1) 6,200 238
Toast, Class A (1) 9,630 209
TTEC Holdings  2,590 214
Twilio, Class A (1) 27,900 4,598
Unisys (1) 16,100 348
Verra Mobility (1) 23,900 389
Western Union  47,161 884
WEX (1) 7,200 1,285
WidePoint (1) 20,700 78
54,853
Semiconductors & Semiconductor Equipment 3.4%
ACM Research, Class A (1) 8,400 174
Alpha & Omega Semiconductor (1) 6,200 339
Ambarella (1) 6,800 713
Amkor Technology  6,120 133
Atomera (1)(2) 10,200 133
Cirrus Logic (1) 8,740 741
CMC Materials  3,642 675
Cohu (1) 10,300 305
CyberOptics (1) 7,900 321
Diodes (1) 5,950 518
Entegris  22,477 2,950
First Solar (1) 15,500 1,298
FormFactor (1) 3,700 156
Impinj (1) 4,700 299
Kopin (1) 21,000 53
Kulicke & Soffa Industries (2) 10,700 599
Lattice Semiconductor (1) 22,700 1,384
MACOM Technology Solutions Holdings (1) 8,100 485
Marvell Technology  129,626 9,295
MaxLinear (1) 11,870 693
Meta Materials (1)(2) 82,800 138
MKS Instruments  7,400 1,110
NVE  5,600 305
ON Semiconductor (1) 65,560 4,105
Onto Innovation (1) 8,800 765

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Photronics (1) 17,860 303
Pixelworks (1) 45,600 135
Power Integrations  9,300 862
Rambus (1) 19,200 612
Semtech (1) 11,900 825
Silicon Laboratories (1) 7,200 1,081
SiTime (1) 3,100 768
SunPower (1)(2) 18,200 391
Synaptics (1) 6,175 1,232
Universal Display  7,900 1,319
Wolfspeed (1) 20,400 2,323
37,538
Software 11.1%
8x8 (1) 18,700 235
ACI Worldwide (1) 19,100 602
Agilysys (1) 5,152 206
Alarm.com Holdings (1) 7,650 508
Altair Engineering, Class A (1) 7,000 451
Alteryx, Class A (1)(2) 2,291 164
Anaplan (1) 23,500 1,529
Appfolio, Class A (1) 1,394 158
Appian (1) 7,400 450
AppLovin, Class A (1)(2) 6,100 336
Asana, Class A (1)(2) 13,198 528
Aspen Technology (1) 10,500 1,736
Asure Software (1) 27,700 165
Avalara (1) 14,923 1,485
Avaya Holdings (1) 9,100 115
Benefitfocus (1) 24,200 305
Bentley Systems, Class B (2) 19,700 870
Bill.com Holdings (1) 14,100 3,198
Black Knight (1) 28,052 1,627
Blackbaud (1) 8,200 491
Blackline (1) 5,104 374
Bottomline Technologies (1) 5,700 323
Box, Class A (1) 22,800 663
BTRS Holdings, Class 1 (1) 42,600 319
C3.ai, Class A (1)(2) 3,700 84
CDK Global  18,600 905
Cerence (1) 7,488 270
Cleanspark (1)(2) 10,800 134
CommVault Systems (1) 5,300 352
Confluent, Class A (1) 5,100 209
Consensus Cloud Solutions (1) 4,466 269
Coupa Software (1) 13,400 1,362

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crowdstrike Holdings, Class A (1) 31,560 7,167
Datadog, Class A (1) 38,700 5,862
Datto Holding (1)(2) 8,700 233
Digimarc (1)(2) 7,000 185
Digital Turbine (1) 13,700 600
DocuSign (1) 30,400 3,256
Dolby Laboratories, Class A  9,140 715
Domo, Class B (1)(2) 6,100 309
Dropbox, Class A (1) 41,560 966
Duck Creek Technologies (1) 4,428 98
Dynatrace (1) 30,773 1,449
E2open Parent Holdings (1)(2) 33,500 295
Elastic (1) 11,000 978
Envestnet (1) 8,800 655
Everbridge (1) 6,587 287
Fair Isaac (1) 3,885 1,812
Five9 (1) 11,500 1,270
Guidewire Software (1) 12,000 1,135
HubSpot (1) 7,050 3,348
InterDigital  5,460 348
Jamf Holding (1)(2) 7,900 275
KnowBe4, Class A (1) 7,500 173
LivePerson (1)(2) 11,600 283
Mandiant (1) 18,400 411
Manhattan Associates (1) 11,040 1,531
Marathon Digital Holdings (1)(2) 12,400 347
Matterport (1)(2) 34,700 282
MicroStrategy, Class A (1)(2) 1,256 611
Mimecast (1) 8,500 676
Mitek Systems (1)(2) 13,600 200
Momentive Global (1) 21,900 356
N-able (1) 14,150 129
nCino (1) 7,731 317
NCR (1) 22,300 896
New Relic (1) 9,600 642
Nutanix, Class A (1) 36,100 968
Olo, Class A (1) 9,500 126
ON24 (1) 12,800 168
PagerDuty (1) 16,800 574
Palantir Technologies, Class A (1) 240,400 3,301
Palo Alto Networks (1) 15,250 9,493
Paylocity Holding (1) 6,300 1,296
Pegasystems  5,800 468
Progress Software  6,200 292
PROS Holdings (1) 9,200 306
Q2 Holdings (1) 10,900 672

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Qualtrics International, Class A (1) 12,700 363
Qualys (1) 5,300 755
Qumu (1) 40,350 71
Rapid7 (1) 9,900 1,101
RingCentral, Class A (1) 11,479 1,345
Riot Blockchain (1) 13,700 290
Sailpoint Technologies Holdings (1) 16,700 855
SentinelOne, Class A (1) 15,800 612
Smartsheet, Class A (1) 21,650 1,186
Splunk (1) 24,400 3,626
Sprout Social, Class A (1) 6,900 553
SPS Commerce (1) 5,300 695
SS&C Technologies Holdings  29,300 2,198
Sumo Logic (1) 30,400 355
Telos (1) 20,900 208
Tenable Holdings (1) 14,100 815
Teradata (1) 16,651 821
Trade Desk, Class A (1) 68,900 4,771
UiPath, Class A (1) 48,539 1,048
Unity Software (1) 23,100 2,292
Varonis Systems (1) 19,400 922
Verint Systems (1) 7,900 408
Veritone (1)(2) 11,400 208
Vertex, Class A (1) 13,200 203
VirnetX Holding (1)(2) 48,700 79
VMware, Class A  27,899 3,177
Vonage Holdings (1) 41,100 834
Workday, Class A (1) 30,628 7,334
Workiva (1) 9,000 1,062
Xperi Holding  22,900 397
Zendesk (1) 18,700 2,249
Zoom Video Communications, Class A (1) 36,300 4,255
Zscaler (1) 12,157 2,933
Zuora, Class A (1) 17,400 261
124,466
Technology Hardware, Storage & Peripherals 0.5%
3D Systems (1) 24,250 405
Dell Technologies, Class C (1) 39,997 2,007
Diebold Nixdorf (1) 16,300 110
Eastman Kodak (1)(2) 25,200 165
Immersion (1) 45,600 254
Intevac (1) 22,200 119
Pure Storage, Class A (1) 44,800 1,582
Quantum (1)(2) 50,800 115
Quantum, Rights, 4/18/22 (1) 50,800 —

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Turtle Beach (1)(2) 13,900 296
Xerox Holdings  11,200 226
5,279
Total Information Technology 248,457
MATERIALS 4.3%
Chemicals 1.7%
American Vanguard  18,066 367
Amyris (1)(2) 37,900 165
Ashland Global Holdings  6,100 600
Avient  14,230 683
Axalta Coating Systems (1) 32,800 806
Balchem  5,700 779
Cabot  10,050 688
Chase  3,350 291
Chemours  28,000 882
Ecovyst  12,600 146
Element Solutions  31,100 681
Ferro (1) 11,660 254
GCP Applied Technologies (1) 11,465 360
Ginkgo Bioworks Holdings (1)(2) 153,933 620
HB Fuller  6,940 459
Huntsman  29,100 1,092
Ingevity (1) 7,700 493
Innospec  4,700 435
Koppers Holdings  9,800 270
Livent (1) 26,700 696
Minerals Technologies  2,410 159
NewMarket  700 227
Olin  19,130 1,000
PureCycle Technologies (1)(2) 40,000 320
Quaker Chemical (2) 2,500 432
RPM International  22,100 1,800
Scotts Miracle-Gro  6,100 750
Sensient Technologies  5,380 452
Stepan  3,100 306
Trinseo  6,900 331
Tronox Holdings, Class A  17,600 348
Valvoline  28,087 886
Westlake  5,342 659
18,437
Construction Materials 0.1%
Eagle Materials  6,670 856
Summit Materials, Class A (1) 16,392 509
1,365

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging 0.7%
AptarGroup  11,260 1,323
Berry Global Group (1) 18,500 1,072
Crown Holdings  19,350 2,421
Graphic Packaging Holding  33,913 680
Greif, Class A  5,200 338
Myers Industries  23,715 512
O-I Glass (1) 29,500 389
Silgan Holdings  9,140 423
Sonoco Products  15,187 950
TriMas  7,800 250
8,358
Metals & Mining 1.7%
Alcoa  23,844 2,147
Allegheny Technologies (1)(2) 9,700 260
Alpha Metallurgical Resources (1) 3,000 396
Ampco-Pittsburgh (1) 21,600 136
Arconic (1) 15,300 392
Carpenter Technology  8,700 365
Century Aluminum (1) 10,500 276
Cleveland-Cliffs (1) 70,680 2,277
Coeur Mining (1) 30,100 134
Commercial Metals  14,100 587
Compass Minerals International (2) 4,600 289
Gold Resource  111,400 250
Haynes International  10,500 447
Hecla Mining  90,800 597
Kaiser Aluminum  2,136 201
Materion  3,600 309
McEwen Mining (1)(2) 230,200 194
MP Materials (1)(2) 12,200 700
Olympic Steel  9,400 361
Reliance Steel & Aluminum  10,300 1,888
Royal Gold  8,950 1,264
Ryerson Holding  4,300 151
Schnitzer Steel Industries, Class A  7,200 374
Steel Dynamics  25,028 2,088
TimkenSteel (1)(2) 13,700 300
United States Steel  38,700 1,461
Warrior Met Coal  10,200 378
Worthington Industries  5,863 301
18,523
Paper & Forest Products 0.1%
Clearwater Paper (1) 9,388 263

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Glatfelter  20,400 253
Louisiana-Pacific  9,800 609
1,125
Total Materials 47,808
REAL ESTATE 7.6%
Equity Real Estate Investment Trusts 6.9%
Acadia Realty Trust, REIT  28,150 610
Agree Realty, REIT  8,300 551
Alexander's, REIT  900 231
American Campus Communities, REIT  25,826 1,445
American Homes 4 Rent, Class A, REIT  36,100 1,445
Americold Realty Trust, REIT  23,831 664
Apartment Income REIT  28,900 1,545
Apartment Investment & Management, Class A, REIT (1) 18,600 136
Apple Hospitality REIT  38,200 686
Bluerock Residential Growth REIT  11,000 292
Brandywine Realty Trust, REIT  25,043 354
Brixmor Property Group, REIT  48,600 1,254
Broadstone Net Lease, REIT  15,200 331
Camden Property Trust, REIT  17,900 2,975
CareTrust REIT  19,500 376
Cedar Realty Trust, REIT  7,994 221
Centerspace, REIT  3,200 314
Community Healthcare Trust, REIT  7,300 308
Corporate Office Properties Trust, REIT  22,100 631
Cousins Properties, REIT  24,931 1,004
CubeSmart, REIT  37,281 1,940
DiamondRock Hospitality, REIT (1) 30,600 309
DigitalBridge Group, REIT (1) 94,600 681
Diversified Healthcare Trust, REIT  61,800 198
Douglas Emmett, REIT  28,400 949
Easterly Government Properties, REIT  14,986 317
EastGroup Properties, REIT  4,550 925
Empire State Realty Trust, Class A, REIT  39,700 390
EPR Properties, REIT  13,600 744
Equity Commonwealth, REIT (1) 17,676 499
Equity LifeStyle Properties, REIT  28,780 2,201
Essential Properties Realty Trust, REIT  19,300 488
First Industrial Realty Trust, REIT  14,465 896
Franklin Street Properties, REIT  47,700 281
Gaming & Leisure Properties, REIT  29,598 1,389
Getty Realty, REIT  11,643 333
Gladstone Commercial, REIT  17,000 374
Gladstone Land, REIT  11,109 405

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Global Self Storage, REIT  33,399 187
Healthcare Realty Trust, REIT  25,180 692
Healthcare Trust of America, Class A, REIT  32,473 1,018
Hersha Hospitality Trust, REIT (1) 32,000 291
Highwoods Properties, REIT  17,513 801
Hudson Pacific Properties, REIT  23,200 644
Independence Realty Trust, REIT  16,200 428
Innovative Industrial Properties, REIT  3,400 698
Invitation Homes, REIT  81,368 3,269
JBG SMITH Properties, REIT  24,800 725
Kilroy Realty, REIT  19,820 1,515
Kite Realty Group Trust, REIT  26,421 602
Lamar Advertising, Class A, REIT  12,292 1,428
Life Storage, REIT  9,900 1,390
LTC Properties, REIT (2) 11,016 424
LXP Industrial Trust, REIT  41,429 650
Macerich, REIT  37,057 580
Medical Properties Trust, REIT  78,500 1,659
National Health Investors, REIT  3,220 190
National Retail Properties, REIT  26,530 1,192
National Storage Affiliates Trust, REIT  10,200 640
Necessity Retail REIT  45,100 357
Office Properties Income Trust, REIT  15,700 404
Omega Healthcare Investors, REIT  33,750 1,052
Outfront Media, REIT  22,300 634
Paramount Group, REIT  28,200 308
Park Hotels & Resorts, REIT  45,700 893
Pebblebrook Hotel Trust, REIT  21,801 534
Phillips Edison, REIT  4,600 158
Physicians Realty Trust, REIT  35,000 614
Piedmont Office Realty Trust, Class A, REIT  23,400 403
Postal Realty Trust, Class A, REIT  12,200 205
PotlatchDeltic, REIT  10,059 530
Power REIT (1)(2) 2,476 98
PS Business Parks, REIT  3,300 555
Rayonier, REIT  21,151 870
Retail Value, REIT  29,273 90
Rexford Industrial Realty, REIT  23,100 1,723
RLJ Lodging Trust, REIT  32,700 460
RPT Realty, REIT  34,100 470
Ryman Hospitality Properties, REIT (1) 8,026 745
Sabra Health Care REIT  35,700 532
Safehold, REIT  2,400 133
Saul Centers, REIT  8,850 466
Seritage Growth Properties, Class A, REIT (1)(2) 18,800 238
Service Properties Trust, REIT  7,900 70

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SITE Centers, REIT  33,900 566
SL Green Realty, REIT (2) 9,488 770
Spirit Realty Capital, REIT  15,360 707
STAG Industrial, REIT  22,900 947
STORE Capital, REIT  35,900 1,049
Summit Hotel Properties, REIT (1) 26,600 265
Sun Communities, REIT  18,650 3,269
Sunstone Hotel Investors, REIT (1) 42,994 506
Tanger Factory Outlet Centers, REIT  16,700 287
Terreno Realty, REIT  12,100 896
UMH Properties, REIT  15,372 378
Uniti Group, REIT  37,900 521
Universal Health Realty Income Trust, REIT  5,150 301
Urban Edge Properties, REIT  24,800 474
Urstadt Biddle Properties, Class A, REIT  16,296 307
Veris Residential, REIT (1) 20,300 353
VICI Properties, REIT  80,300 2,285
Washington Real Estate Investment Trust, REIT  14,200 362
WP Carey, REIT  24,070 1,946
Xenia Hotels & Resorts, REIT (1) 26,400 509
76,955
Real Estate Management & Development 0.7%
Altisource Portfolio Solutions (1)(2) 3,700 44
Cushman & Wakefield (1) 18,600 381
Douglas Elliman  17,541 128
eXp World Holdings (2) 12,100 256
FRP Holdings (1) 3,700 214
Howard Hughes (1) 5,800 601
Jones Lang LaSalle (1) 7,310 1,750
Kennedy-Wilson Holdings  26,600 649
Newmark Group, Class A  25,804 411
Opendoor Technologies, Class A (1) 68,300 591
Rafael Holdings, Class B (1) 29,321 74
Realogy Holdings (1) 18,000 282
Redfin (1)(2) 14,900 269
Tejon Ranch (1) 19,200 350
Zillow Group, Class A (1) 6,441 311
Zillow Group, Class C (1)(2) 26,682 1,315
7,626
Total Real Estate 84,581
UTILITIES 2.1%
Electric Utilities 0.8%
ALLETE  7,182 481
Avangrid  5,900 276

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Genie Energy, Class B  23,842 161
Hawaiian Electric Industries  18,000 762
IDACORP  9,710 1,120
MGE Energy  7,994 638
OGE Energy  27,600 1,125
Otter Tail  6,850 428
PG&E (1) 203,500 2,430
PNM Resources  7,219 344
Portland General Electric  10,300 568
Via Renewables  20,800 171
8,504
Gas Utilities 0.5%
Chesapeake Utilities  3,700 510
National Fuel Gas  15,730 1,081
New Jersey Resources  16,150 741
Northwest Natural Holding  7,490 387
ONE Gas  9,400 829
RGC Resources  11,879 254
South Jersey Industries  10,640 367
Southwest Gas Holdings  7,100 556
Spire  6,810 489
UGI  23,390 847
6,061
Independent Power & Renewable Electricity Producers 0.2%
Clearway Energy, Class C  7,693 281
Ormat Technologies  6,200 507
Sunnova Energy International (1) 11,400 263
Vistra  70,430 1,638
2,689
Multi-Utilities 0.2%
Avista  10,890 492
Black Hills  8,140 627
NorthWestern  8,500 514
Unitil  8,704 434
2,067
Water Utilities 0.4%
American States Water  7,300 650
California Water Service Group  9,650 572
Essential Utilities  34,432 1,760
Middlesex Water  3,800 400

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SJW Group  7,722 537
3,919
Total Utilities 23,240
Total Common Stocks (Cost $684,447) 1,110,937
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 0.29% (4)(5) 5,186,253 5,186
5,186
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.17%, 6/23/22 (6) 370,000 370
370
Total Short-Term Investments (Cost $5,556) 5,556
SECURITIES LENDING COLLATERAL 4.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 4.7%
Money Market Funds 4.7%
T. Rowe Price Government Reserve Fund, 0.29% (4)(5) 52,970,612 52,971
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 52,971
Total Securities Lending Collateral (Cost $52,971) 52,971
Total Investments in Securities 104.8%
(Cost $742,974) $ 1,169,464
Other Assets Less Liabilities (4.8)% (53,108)
Net Assets 100.0% $ 1,116,356
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights

T. ROWE PRICE Extended Equity Market Index Fund

.
.
.
.
.
.
.
.
.
.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 42 Russell 2000 E-Mini Index contracts 6/22 4,339 $ 174
Long, 5 S&P MidCap 400 E-Mini Index contracts 6/22 1,345 62
Net payments (receipts) of variation margin to date (302)
Variation margin receivable (payable) on open futures contracts $ (66)

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ — ++
Totals $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 42,645 ¤ ¤ $ 58,157
Total $ 58,157 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $58,157.

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Extended Equity Market Index Fund  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Extended Equity Market Index Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining

T. ROWE PRICE Extended Equity Market Index Fund

fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,110,935 $ — $ 2 $ 1,110,937
Short-Term Investments 5,186 370 — 5,556
Securities Lending Collateral 52,971 — — 52,971
Total Securities 1,169,092 370 2 1,169,464
Futures Contracts* 236 — — 236
Total $ 1,169,328 $ 370 $ 2 $ 1,169,700
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F124-054Q1 03/22